Segment Reporting (Reconciliation of Segment Activity) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenues	$ 90,878	$ 95,835	$ 94,664	$ 100,235	$ 94,469	$ 95,440	$ 96,287	$ 88,718	$ 381,612	$ 374,914	$ 362,406
Property operating and maintenance									243,548	234,185	220,997
NOI									138,064	140,729	141,409
Impairment charges									(36,446)	(55,969)	(20,655)
Operating fees to related parties									(23,922)	(23,414)	(23,071)
Acquisition and transaction related									(173)	(362)	(302)
General and administrative									(21,572)	(20,530)	(17,275)
Depreciation and amortization									(81,053)	(81,032)	(83,212)
Gain (loss) on sale of real estate investments									5,230	8,790	(70)
Interest expense									(51,519)	(56,059)	(49,471)
Interest and other income									44	7	23
Loss on non-designated derivatives									(102)	(68)	(157)
Income tax expense									(4,061)	(399)	(197)
Net (income) loss attributable to non-controlling interests									(303)	393	216
Allocation for preferred stock									(2,968)	(173)	0
Net loss attributable to common stockholders									(78,781)	(88,087)	(52,762)
Medical Office Buildings
Segment Reporting Information [Line Items]
Total revenues									104,213	100,379	99,103
Property operating and maintenance									30,851	31,813	30,295
NOI									73,362	68,566	68,808
Triple-net leased healthcare facilities
Segment Reporting Information [Line Items]
Total revenues									15,611	14,564	14,970
Property operating and maintenance									1,961	2,310	1,424
NOI									13,650	12,254	13,546
Seniors Housing Communities
Segment Reporting Information [Line Items]
Total revenues									261,788	259,971	248,333
Property operating and maintenance									210,736	200,062	189,278
NOI									$ 51,052	$ 59,909	$ 59,055